Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands										12 Months Ended
	Jul. 10, 2025 $ / shares shares	Jul. 10, 2025 ¥ / shares shares	Aug. 12, 2024 CNY (¥) ¥ / shares shares	Jun. 01, 2023 CNY (¥) ¥ / shares shares	Feb. 05, 2021 ¥ / shares shares	Feb. 17, 2020 ¥ / shares shares	Jun. 30, 2019 ¥ / shares shares	Jan. 22, 2019 CNY (¥) shares	Jan. 22, 2019 $ / shares	Feb. 28, 2026 CNY (¥) ¥ / shares	Feb. 28, 2026 USD ($)	Feb. 28, 2025 CNY (¥) ¥ / shares	Feb. 29, 2024 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2026 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted			1,901,790	1,155,000				460,000
Intrinsic value of options exercised										¥ 21	$ 3	¥ 66	¥ 0
Shares option granted per share | (per share)			¥ 0.58	¥ 2					$ 4.6	¥ 11.18		¥ 7.28
Incremental compensation cost | ¥			¥ 3,170	¥ 453				¥ 3,967
Compensation expense | ¥													400	¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥				¥ 53				¥ 3,840
Share-based compensation expenses										¥ 1,651	$ 241	¥ 5,026	¥ 3,122
Unrecognized compensation cost related to non-vested share options										¥ 3,734					$ 544
Unrecognized compensation cost expected to recognized over a weighted-average period										1 year 11 months 23 days	1 year 11 months 23 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years
Shares option granted					860,000
Weighted average grant date fair value of options granted per share | ¥ / shares					¥ 13.24
Options expiration period					10 years
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period					4 years
Shares option granted					860,000
Weighted average grant date fair value of options granted per share | ¥ / shares					¥ 13.24
Options expiration period					10 years
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period				4 years	4 years	4 years
Shares option granted	752,400	752,400		100,000	860,000	80,000	360,000
Weighted average grant date fair value of options granted per share | ¥ / shares				¥ 17.75	¥ 13.24	¥ 10.03	¥ 10.46
Options expiration period				10 years	10 years	10 years
Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares option granted			650,000
Weighted average grant date fair value of options granted per share | (per share)	$ 0.46	¥ 3.18	¥ 5.52
Maximum | Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Minimum | Independent Directors, Executive Officers and Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			2 years
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue																4,201,330